Investor A Institutional [Member] Investment Objectives and Goals - Investor A, Institutional - BlackRock U.S. Insights Long/Short Equity Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock U.S. Insights Long/Short Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek total return over the long-term.